Stock-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Stock-Based Compensation Expense	The total stock-based compensation expense is
included on the unaudited condensed consolidated statements of operations based upon the job function of the employees receiving the grants as follows (in thousands):

	Successor
	Three Months Ended June 30, 2024	February 14, 2024 through June 30, 2024
Operations and maintenance expenses	$1,933	$1,933
General and administrative expenses	20,972	67,352

Total	$22,905	$69,285

Summary of Stock-Settled Restricted Stock Share Activity
The following table summarizes stock-settled restricted stock share activity for the three months ended June 30, 2024 (Successor) and the period February 14, 2024 through June 30, 2024 (Successor):

	Successor		Successor
	Three Months Ended June 30, 2024		February 14, 2024 through June 30, 2024
	Shares	Weighted-average grant date fair value	Shares	Weighted-average grant date fair value
Non-vested, beginning of the period	2,758,334	$12.03	—	$—
Granted	1,920,832	10.99	4,679,166	11.61
Vested	—	—	—	—
Forfeited	—	—	—	—

Non-vested, end of the period	4,679,166	$11.61	4,679,166	$11.61